UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Dynamic Credit Fund

Investor Class (RPIDX)

This semi-annual shareholder report contains important information about Dynamic Credit Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Credit Fund - Investor Class	$31	0.63%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,481,439
Number of Portfolio Holdings	388
Table Summary

Portfolio Turnover Rate	57.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	43.5%
Bank Loans	17.4
U.S. Government & Agency Mortgage-Backed Securities	14.3
Asset-Backed Securities	9.8
U.S. Treasury Obligations	9.6
Government Bonds	4.9
Securities Lending Collateral	3.9
Municipal Securities	2.7
Convertible Bonds	2.1
Short-Term and Other	-8.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
UMBS	13.1%
U.S. Treasury Bills	9.6
Directv Financing	2.0
Puerto Rico Commonwealth	2.0
Raizen Fuels Finance	1.8
CMG Media	1.8
Radiate Holdco	1.7
Beignet Investor	1.6
Asurion	1.6
Galileo Parent	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1175-053 8/26

Dynamic Credit Fund

Investor Class (RPIDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Dynamic Credit Fund

I Class (RPELX)

This semi-annual shareholder report contains important information about Dynamic Credit Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Credit Fund - I Class	$27	0.55%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,481,439
Number of Portfolio Holdings	388
Table Summary

Portfolio Turnover Rate	57.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	43.5%
Bank Loans	17.4
U.S. Government & Agency Mortgage-Backed Securities	14.3
Asset-Backed Securities	9.8
U.S. Treasury Obligations	9.6
Government Bonds	4.9
Securities Lending Collateral	3.9
Municipal Securities	2.7
Convertible Bonds	2.1
Short-Term and Other	-8.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
UMBS	13.1%
U.S. Treasury Bills	9.6
Directv Financing	2.0
Puerto Rico Commonwealth	2.0
Raizen Fuels Finance	1.8
CMG Media	1.8
Radiate Holdco	1.7
Beignet Investor	1.6
Asurion	1.6
Galileo Parent	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1176-053 8/26

Dynamic Credit Fund

I Class (RPELX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Dynamic Credit Fund

Z Class (TRCDX)

This semi-annual shareholder report contains important information about Dynamic Credit Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Credit Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,481,439
Number of Portfolio Holdings	388
Table Summary

Portfolio Turnover Rate	57.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	43.5%
Bank Loans	17.4
U.S. Government & Agency Mortgage-Backed Securities	14.3
Asset-Backed Securities	9.8
U.S. Treasury Obligations	9.6
Government Bonds	4.9
Securities Lending Collateral	3.9
Municipal Securities	2.7
Convertible Bonds	2.1
Short-Term and Other	-8.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
UMBS	13.1%
U.S. Treasury Bills	9.6
Directv Financing	2.0
Puerto Rico Commonwealth	2.0
Raizen Fuels Finance	1.8
CMG Media	1.8
Radiate Holdco	1.7
Beignet Investor	1.6
Asurion	1.6
Galileo Parent	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1549-053 8/26

Dynamic Credit Fund

Z Class (TRCDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIDX Dynamic Credit Fund
RPELX Dynamic Credit Fund–
.
I Class
TRCDX Dynamic Credit Fund–
.
Z Class

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 8 .81 $ 8 .86 $ 8 .84 $ 9 .02 $ 9 .83 $ 9 .75
Investment
activities
Net investment
income
(1)(2)
0 .33 0 .66 0 .68 0 .55 0 .41 0 .37
Net realized and
unrealized gain/
loss ( 0 .29 ) ( 0 .06 ) ( 0 .05 ) ( 0 .21 ) ( 0 .42 ) 0 .24
Total from
investment
activities 0 .04 0 .60 0 .63 0 .34 ( 0 .01 ) 0 .61
Distributions
Net investment
income ( 0 .31 ) ( 0 .65 ) ( 0 .61 ) ( 0 .52 ) ( 0 .35 ) ( 0 .34 )
Net realized gain — — — — ( 0 .45 ) ( 0 .19 )
Total distributions ( 0 .31 ) ( 0 .65 ) ( 0 .61 ) ( 0 .52 ) ( 0 .80 ) ( 0 .53 )
NET ASSET
VALUE
End of period $ 8 .54 $ 8 .81 $ 8 .86 $ 8 .84 $ 9 .02 $ 9 .83

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
0 .40% 7 .00% 7 .34% 3 .89% 0 .02% 6 .21%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .73%
(4)
0 .76% 0 .84% 1 .31% 1 .53% 1 .30%
Net expenses
after waivers/
payments by
Price Associates 0 .63%
(4)
0 .64% 0 .63% 0 .64% 0 .63% 0 .65%
Net investment
income 7 .72%
(4)
7 .45% 7 .64% 6 .14% 4 .40% 3 .61%
Portfolio turnover
rate 57 .9% 130 .1% 178 .6% 146 .5% 217 .6% 252 .1%
Net assets, end
of period (in
thousands) $101,260 $83,213 $24,593 $18,157 $29,716 $38,760
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 8 .80 $ 8 .85 $ 8 .83 $ 9 .01 $ 9 .83 $ 9 .74
Investment
activities
Net investment
income
(1)(2)
0 .33 0 .66 0 .68 0 .57 0 .42 0 .36
Net realized and
unrealized gain/
loss ( 0 .29 ) ( 0 .05 ) ( 0 .05 ) ( 0 .22 ) ( 0 .43 ) 0 .26
Total from
investment
activities 0 .04 0 .61 0 .63 0 .35 ( 0 .01 ) 0 .62
Distributions
Net investment
income ( 0 .31 ) ( 0 .66 ) ( 0 .61 ) ( 0 .53 ) ( 0 .36 ) ( 0 .34 )
Net realized gain — — — — ( 0 .45 ) ( 0 .19 )
Total distributions ( 0 .31 ) ( 0 .66 ) ( 0 .61 ) ( 0 .53 ) ( 0 .81 ) ( 0 .53 )
NET ASSET
VALUE
End of period $ 8 .53 $ 8 .80 $ 8 .85 $ 8 .83 $ 9 .01 $ 9 .83

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
0 .43% 7 .08% 7 .42% 3 .97% ( 0 .01 ) % 6 .36%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .56%
(4)
0 .57% 0 .58% 0 .94% 1 .48% 1 .06%
Net expenses
after waivers/
payments by
Price Associates 0 .55%
(4)
0 .56% 0 .56% 0 .56% 0 .56% 0 .60%
Net investment
income 7 .65%
(4)
7 .48% 7 .72% 6 .43% 4 .48% 3 .51%
Portfolio turnover
rate 57 .9% 130 .1% 178 .6% 146 .5% 217 .6% 252 .1%
Net assets, end
of period (in
thousands) $247,770 $86,800 $32,409 $29,384 $5,646 $1,943
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
9/13/23
(1)
Through
12/31/23 12/31/25 12/31/24
NET ASSET VALUE
Beginning of period $ 8 .79 $ 8 .85 $ 8 .83 $ 8 .82
Investment activities
Net investment income
(2)(3)
0 .36 0 .72 0 .73 0 .19
Net realized and unrealized gain/loss ( 0 .29 ) ( 0 .07 ) ( 0 .05 ) 0 .01
(4)
Total from investment activities 0 .07 0 .65 0 .68 0 .20
Distributions
Net investment income ( 0 .33 ) ( 0 .71 ) ( 0 .66 ) ( 0 .19 )
NET ASSET VALUE
End of period $ 8 .53 $ 8 .79 $ 8 .85 $ 8 .83
Ratios/Supplemental Data
Total return
(3)(5)
0 .82% 7 .55% 8 .02% 2 .22%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 0 .54%
(6)
0 .55% 0 .55% 0 .55%
(6)
Net expenses after waivers/payments by
Price Associates 0 .00%
(6)
0 .01% 0 .00% 0 .00%
(6)
Net investment income 8 .33%
(6)
8 .16% 8 .27% 7 .19%
(6)
Portfolio turnover rate 57 .9% 130 .1% 178 .6% 146 .5%
Net assets, end of period (in millions) $1,132 $1,008 $959 $861
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Dynamic Credit Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.5%
Corporate Bonds 1.5%
MSU Green Energy, 9.75%, 6/16/36 (USD) (1) 9,040,000 8,950
Telecom Argentina, 8.50%, 1/20/36 (USD) (1) 9,785,000 10,235
Vaca Muerta , FRN, 6M TSFR + 5.38%, Acquisition Date:
12/1/25, Cost $3,720, 9.335%, 7/8/30 (USD) (2) 3,720,000 3,769
22,954
Government Bonds 1.0%
Republic of Argentina, STEP, 3.50%, 7/9/41 (USD) (3) 19,800,000 14,844
14,844
Total Argentina (Cost $35,719) 37,798
BRAZIL 2.5%
Corporate Bonds 1.8%
Raizen Fuels Finance, 5.70%, 1/17/35 (USD) (1)(4)(5) 4,200,000 2,326
Raizen Fuels Finance, 6.25%, 7/8/32 (USD) (1)(3)(4)(5) 8,230,000 4,548
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (4)(5) 6,087,000 3,377
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (4)(5) 1,675,000 926
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1)(4)(5) 8,930,000 4,938
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (4)(5) 6,095,000 3,361
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1)(4)(5) 13,805,000 7,613
27,089
Government Bonds 0.7%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/33  63,655,000 10,239
10,239
Total Brazil (Cost $48,740) 37,328
CANADA 1.7%
Asset-Backed Securities 0.3%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 6,000,000 4,213
4,213

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Bank Loans 1.2% (6)
Jones DesLauriers Insurance Management, FRN, 3M TSFR +
3.00%, 6.663%, 2/2/33 (USD)  18,555,000 17,725
17,725
Common Stocks 0.2%
Bausch + Lomb (USD) (3)(5) 204,491 3,386
3,386
Total Canada (Cost $26,053) 25,324
CHILE 0.1%
Corporate Bonds 0.1%
OnNet Chile Infra, Acquisition Date: 3/20/26, Cost $838,
6.00%, 6/19/33 (USD) (2)(7) 838,000 838
Total Chile (Cost $838) 838
CHINA 0.7%
Convertible Bonds 0.7%
Alibaba Group Holding, Zero Coupon, 9/15/32 (USD)  3,590,000 3,190
iQIYI , 4.625%, 3/15/30 (USD) (8) 7,200,000 6,558
Total China (Cost $10,184) 9,748
COLOMBIA 0.0%
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $16 (USD) (2)(5) † 28
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $7 (USD) (2)(5) † 11
Total Colombia (Cost $23) 39
CÔTE D'IVOIRE 0.8%
Government Bonds 0.8%
Kona SPC, FRN, 12M EURIBOR + 3.55%, 5.718%, 9/15/26
(EUR) (1) 10,990,000 12,625
Total Côte d'Ivoire (Cost $12,864) 12,625

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
CYPRUS 0.5%
Corporate Bonds 0.5%
ASG Finance, 9.75%, 5/15/29 (USD) (1) 9,535,000 7,920
Total Cyprus (Cost $9,034) 7,920
ECUADOR 0.5%
Government Bonds 0.5%
Republic of Ecuador, 9.25%, 1/29/39 (USD) (1) 6,560,000 6,729
Total Ecuador (Cost $6,756) 6,729
GAMBIA 0.8%
Corporate Bonds 0.8%
Africell Holding, 10.50%, 10/23/29 (USD) (1)(3) 12,045,000 12,405
Total Gambia (Cost $12,043) 12,405
GERMANY 0.8%
Corporate Bonds 0.8%
Deutsche Bank, VR, 6.75% (9)(10) 9,600,000 11,217
Total Germany (Cost $11,119) 11,217
GHANA 0.4%
Corporate Bonds 0.4%
Kosmos Energy, 8.75%, 10/1/31 (USD) (1)(3) 7,035,000 5,773
Total Ghana (Cost $5,012) 5,773
HONG KONG 0.2%
Convertible Bonds 0.2%
Jinkai Investment Holdings, Zero Coupon, 2/5/31 (USD)  3,400,000 3,082
Total Hong Kong (Cost $3,069) 3,082

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
KYRGYZSTAN 0.4%
Government Bonds 0.4%
Kyrgyz Republic, 7.75%, 6/3/30 (USD) (1) 5,645,000 5,731
Total Kyrgyzstan (Cost $5,598) 5,731
MEXICO 1.3%
Bank Loans 0.9% (6)
Mercury Data Center Bidco , FRN, 3M TSFR + 4.75%,
8.402%, 9/5/29 (USD) (7) 13,951,261 13,916
13,916
Private Investment Company 0.4%
PayJoy Asset Fund, Class B, Acquisition Date: 6/23/25 -
2/27/26, Cost $5,925 (USD) (2)(5) † 5,925
5,925
Total Mexico (Cost $19,831) 19,841
NETHERLANDS 0.2%
Corporate Bonds 0.2%
Rufiji, 17.75%, 3/30/28 (UZS) (1)(7)(11) 44,720,000,000 3,702
Total Netherlands (Cost $3,674) 3,702
PAKISTAN 0.9%
Corporate Bonds 0.9%
Veon Midco, 7.45%, 6/1/33 (USD) (1) 4,260,000 4,266
Veon Midco, 9.00%, 7/15/29 (USD) (1) 9,150,000 9,605
Total Pakistan (Cost $13,410) 13,871
PARAGUAY 0.5%
Corporate Bonds 0.5%
Telefonica Celular del Paraguay, 12.00%, 12/30/32 (1) 42,358,000,000 7,304
Total Paraguay (Cost $6,371) 7,304

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
PERU 0.6%
Corporate Bonds 0.6%
Boroo Investments, 9.50%, 8/7/32 (USD) (1) 8,800,000 8,155
Boroo Investments, 9.50%, 8/7/32 (USD)  1,145,000 1,050
Total Peru (Cost $9,769) 9,205
SERBIA 1.0%
Corporate Bonds 1.0%
Telecommunications Telekom Srbija AD Belgrade, 7.25%,
5/18/31 (USD) (1) 14,280,000 14,270
Total Serbia (Cost $14,251) 14,270
SOUTH AFRICA 1.2%
Convertible Bonds 0.4%
Sasol Financing USA, 4.50%, 11/8/27 (USD) (8) 6,000,000 6,044
6,044
Corporate Bonds 0.8%
Liquid Telecommunications Financing, 10.75%, 4/14/31
(USD) (1) 7,489,000 7,755
Sasol Financing USA, 5.50%, 3/18/31 (USD) (8) 3,995,000 3,724
11,479
Total South Africa (Cost $16,811) 17,523
SOUTH KOREA 0.3%
Convertible Bonds 0.3%
L&F, 2.50%, 4/26/30 (USD)  4,600,000 4,070
Total South Korea (Cost $3,719) 4,070
SRI LANKA 0.0%
Government Bonds 0.0%
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (1) — —
Total Sri Lanka (Cost $–) —

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
SURINAME 0.3%
Government Bonds 0.3%
Republic of Suriname, 8.50%, 11/6/35 (USD) (1) 3,810,000 4,160
Total Suriname (Cost $3,810) 4,160
TÜRKIYE 2.5%
Corporate Bonds 2.1%
Dimes Gida Sanayi Ve Ticaret , Series 182, 40.00%, 12/23/26  142,045,000 3,045
Is Yatirim Menkul Degerler , Series 92, Zero Coupon, 9/23/26  340,820,000 6,627
Limak Cimento Sanayi ve Ticaret , 9.75%, 7/25/29 (USD) (1)
(3) 6,780,000 6,858
Mersin Uluslararasi Liman Isletmeciligi , 8.25%, 11/15/28
(USD) (1) 4,242,000 4,369
Turkiye Is Bankasi , Series 182, Zero Coupon, 8/24/26  530,870,000 10,682
31,581
Government Bonds 0.4%
Republic of Turkiye , Series 2Y, 36.00%, 8/12/26  277,480,000 5,939
5,939
Total Türkiye (Cost $38,719) 37,520
UNITED KINGDOM 1.6%
Convertible Bonds 0.0%
Immunocore Holdings, 2.50%, 2/1/30 (USD)  553,000 501
501
Corporate Bonds 1.6%
Jerrold Finco , 7.50%, 6/15/31  6,615,000 8,912
Maison Finco , 7.25%, 4/30/32 (1) 3,405,000 4,346
Maison Finco , 7.25%, 4/30/32  745,000 951
Trident Energy Finance, 12.50%, 11/30/29 (USD)  8,600,000 9,049
23,258
Total United Kingdom (Cost $23,975) 23,759

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED STATES 75.4%
Asset-Backed Securities 9.5%
Ally Bank, Series 2026-A, Class E, 6.37%, 3/15/34 (1) 2,971,705 2,970
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class E,
6.066%, 6/15/33 (1) 2,436,585 2,434
Auxilior Term Funding, Series 2023-1A, Class E, 10.97%,
12/15/32 (1) 6,770,000 7,249
Avis Budget Rental Car Funding AESOP, Series 2023-2A,
Class D, 7.26%, 10/20/27 (1) 516,667 518
Avis Budget Rental Car Funding AESOP, Series 2023-3A,
Class D, 7.32%, 2/20/28 (1) 475,000 478
Bayview Opportunity Master Fund VII, Series 2024-CAR1,
Class E, FRN, SOFR30A + 3.60%, 7.228%, 12/26/31 (1) 855,340 865
Blue Owl Asset Leasing Trust, Series 2024-1A, Class D,
8.00%, 12/15/31 (1) 5,011,000 5,085
Bridgecrest Lending Auto Securitization Trust, Series 2026-1,
Class E, 6.63%, 2/15/33 (1) 3,000,000 2,980
Bridgecrest Lending Auto Securitization Trust, Series 2026-2,
Class E, 7.17%, 5/16/33 (1) 7,800,000 7,843
CarMax Select Receivables Trust, Series 2026-B, Class E,
7.36%, 6/15/33 (1) 3,000,000 3,022
Carvana Auto Receivables Trust, Series 2024-N1, Class E,
8.28%, 3/10/31 (1) 5,700,000 5,810
Carvana Auto Receivables Trust, Series 2024-N2, Class E,
8.16%, 6/10/31 (1) 7,300,000 7,453
Citigroup Mortgage Loan Trust, Series 2026-HE1, Class B1,
FRN, SOFR30A + 3.10%, 6.728%, 10/25/56 (1) 275,000 275
Elara HGV Timeshare Issuer, Series 2023-A, Class D,
10.10%, 2/25/38 (1) 83,344 87
Exeter Automobile Receivables Trust, Series 2025-5A, Class
E, 7.15%, 6/15/33 (1) 6,400,000 6,377
Exeter Automobile Receivables Trust, Series 2026-3A, Class
E, 7.42%, 7/17/34 (1) 3,390,000 3,388
FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%,
10/30/53 (1) 8,706,750 9,034
Goto Foods Funding, Series 2017-1A, Class A2II, 5.093%,
4/30/47 (1) 2,711,800 2,703
Goto Foods Funding, Series 2026-1A, Class A2, 6.854%,
4/30/56 (1) 2,520,000 2,517
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 1,573,001 1,525
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (1) 4,677,800 4,380

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (1) 5,257,271 5,366
Hilton Grand Vacations Trust, Series 2024-1B, Class D,
8.85%, 9/15/39 (1) 782,621 808
Hilton Grand Vacations Trust, Series 2026-2A, Class D,
6.00%, 3/27/45 (1) 1,360,000 1,323
Huntington Bank Auto Credit-Linked Notes, Series 2024-1,
Class C, FRN, SOFR30A + 3.15%, 6.759%, 5/20/32 (1) 878,727 886
Huntington Bank Auto Credit-Linked Notes, Series 2025-2,
Class C, FRN, SOFR30A + 2.35%, 5.959%, 9/20/33 (1) 1,329,941 1,332
Jack in the Box Funding, Series 2022-1A, Class A2I, 3.445%,
2/26/52 (1) 142,016 139
Jack in the Box Funding, Series 2026-1A, Class A2, 7.624%,
5/25/56 (1) 4,415,000 4,434
MVW, Series 2023-2A, Class D, 9.33%, 11/20/40 (1) 2,300,656 2,374
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30 (1) 255,000 266
Post Road Equipment Finance, Series 2026-1A, Class E,
7.70%, 1/17/34 (1) 1,060,000 1,079
PRET, Series 2026-NPL6, Class A1, STEP, 5.693%,
5/25/56 (1) 2,245,946 2,244
Santander Bank Auto Credit-Linked Notes, Series 2023-B,
Class E, 8.408%, 12/15/33 (1) 1,940,957 1,980
Santander Bank Auto Credit-Linked Notes, Series 2025-A,
Class E, 6.274%, 1/16/34 (1) 2,000,000 1,997
Santander Bank Auto Credit-Linked Notes, Series 2026-A,
Class E, 6.807%, 7/17/34 (1) 1,600,000 1,598
SCF Equipment Leasing, Series 2024-1A, Class E, 9.00%,
12/20/34 (1) 3,300,000 3,480
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (1) 11,804,415 11,959
SEB Funding, Series 2026-1A, Class A2, 6.665%, 1/30/56 (1) 12,000,000 11,893
Sierra Timeshare Receivables Funding, Series 2023-3A,
Class D, 9.44%, 9/20/40 (1) 1,494,485 1,555
Sierra Timeshare Receivables Funding, Series 2024-1A,
Class D, 8.02%, 1/20/43 (1) 1,164,293 1,182
Sierra Timeshare Receivables Funding, Series 2025-3A,
Class D, 6.54%, 8/22/44 (1) 779,260 769
Sonic Capital, Series 2021-1A, Class A2I, 2.19%, 8/20/51 (1) 1,762,125 1,637
Stonepeak , Series 2021-1A, Class B, 3.821%, 2/28/33 (1) 87,625 86
TPIC SPV, Class A, Cost $365, 10.00%, 12/6/26, (10.00%
PIK), Acquisition Date: 12/10/24 - 6/29/26 (2)(7)(11) 407,998 445
TPIC SPV I, Series 2024-1, Class A1, Cost $4,020, 7.131%,
12/28/29, (7.131% PIK), Acquisition Date: 12/10/24 -
6/29/26 (2)(7)(11) 4,020,274 3,023

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Wingspire Equipment Finance, Series 2025-1A, Class D,
5.45%, 9/20/33 (1) 1,755,000 1,742
140,590
Bank Loans 15.3% (6)
1261229 B.C., FRN, 1M TSFR + 6.25%, 9.894%, 10/8/30  5,401,532 5,232
Asurion, FRN, 3M TSFR + 3.75%, 7.413%, 2/23/33  12,505,351 11,802
Asurion, FRN, 3M TSFR + 4.25%, 7.913%, 9/19/30  12,566,255 12,417
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.00%, 7.758%,
4/6/28  19,379,736 19,293
Calcasieu Pass Funding, FRN, 6M TSFR + 3.25%, 6.954%,
4/11/33  12,415,000 12,437
CMG Media, FRN, 3M TSFR + 3.50%, 7.332%, 6/18/29  22,425,818 20,208
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 8.25%,
4/15/27  9,802,343 6,862
DexKo Global, FRN, 3M TSFR + 4.50%, 8.163%, 10/4/31 (12) 7,085,000 6,848
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
9.994%, 5/21/29 (12) 12,230,000 12,222
Galileo Parent, FRN, 6M TSFR + 4.50%, 8.208%, 3/3/33  24,130,000 24,190
Hopper Merger Sub, FRN, 3M TSFR + 5.00%, 8.745%, 1/5/34  15,055,000 14,820
Icon Parent, FRN, 3M TSFR + 2.75%, 6.446%, 11/13/31  7,076,952 6,606
iHeartCommunications , FRN, 1M TSFR + 5.78%, 9.533%,
5/1/29  6,318,962 6,018
Pediatric Associates Holding, FRN, 3M TSFR + 5.00%,
8.666%, 12/29/31  6,845,000 6,840
Radiate Holdco, FRN, 1M TSFR + 3.50%, 8.758%, 9/25/29,
(1.50% PIK and 1M TSFR + 3.50% Cash) (5)(11) 13,565,026 12,192
Radiate Holdco, FRN, 1M TSFR + 4.00%, 4.572%,
6/26/29 (13) 12,578,813 12,557
Resilience Parent, FRN, 3M TSFR + 5.25%, 8.982%,
2/27/34 (7) 2,125,000 2,104
Skopima Consilio Parent, FRN, 1M TSFR + 3.75%,
5/17/28 (12) 1,717,426 1,412
Tory Burch, FRN, 1M TSFR + 4.00%, 7.644%, 4/17/31  8,045,000 8,006
Townsquare Media, FRN, 6M TSFR + 5.00%, 8.587%,
2/19/30  15,603,215 11,381
U.S. Renal Care, FRN, 1M TSFR + 5.00%, 8.758%, 6/28/28  12,983,669 12,733
226,180
Common Stocks 1.0%
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $13 (2)
(5) 639 19
Bank of America  32,073 1,827
Capital One Financial  9,037 1,813

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Charles Schwab  21,031 1,941
Goldman Sachs Group  1,795 1,815
Huntington Bancshares  104,213 1,848
Pinnacle Financial Partners  18,841 1,901
UMB Financial  12,921 1,845
Wells Fargo  22,145 1,830
14,839
Convertible Bonds 0.5%
JPMorgan Chase Financial, 0.50%, 6/15/27  6,050,000 6,937
6,937
Convertible Preferred Stocks 1.5%
Alphabet, Series A, 6.25%, 5/15/29  29,624 1,507
Alphabet, Series B, 6.25%, 5/15/29  29,624 1,490
Ares Management, Series B, 6.75%, 10/1/27  79,455 2,912
Keurig Dr Pepper PIPE, Series A, Acquisition Date: 12/24/25,
Cost $8,472 (2)(5)(7) 8,292 8,292
Kobold Metals, Series C-2, Acquisition Date: 9/20/24,
Cost $4,009 (2)(5)(7) 51,015 5,745
Oracle, Series D, 6.50%, 1/15/29  63,662 2,862
22,808
Corporate Bonds 29.2%
1261229 B.C., 10.00%, 4/15/32 (1) 6,073,000 6,147
Advance Auto Parts, 7.375%, 8/1/33 (1)(3) 13,966,000 14,465
Alliant Holdings Intermediate, 6.50%, 10/1/31 (1) 5,385,000 5,369
AthenaHealth Group, 6.50%, 2/15/30 (1) 7,030,000 6,741
Beacon Point DC, 6.129%, 11/30/42 (1) 4,445,000 4,491
Beignet Investor, 6.581%, 5/30/49 (1) 23,865,000 24,391
Capstone Borrower, 8.00%, 6/15/30 (1) 7,125,000 6,769
CHS, 6.125%, 4/1/30 (1)(3) 11,805,000 10,591
Clarivate Science Holdings, 4.875%, 7/1/29 (1) 7,285,000 6,518
CMG Media, 8.875%, 6/18/29 (1) 8,125,000 5,969
CoreWeave , 9.625%, 7/15/32 (1) 16,950,000 16,701
CoreWeave , 9.75%, 10/1/31 (1) 6,703,000 6,685
CSC Holdings, 7.50%, 4/1/28 (1) 7,240,000 1,961
CSC Holdings, 11.25%, 5/15/28 (1) 18,330,000 11,844
Cyprium , 6.125%, 4/15/31 (1) 5,745,000 5,750
Directv Financing, 10.00%, 2/15/31 (1) 28,415,000 29,516
Discovery Global Holdings, 5.05%, 3/15/42  14,105,000 10,325
DISH DBS, 7.375%, 7/1/28  10,940,000 10,507
ELK Grove Village Property, 7.50%, 6/15/31 (1) 5,330,000 5,363

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Getty Images, 11.25%, 2/21/30 (1)(3) 8,360,000 6,883
HUT 8 DC, 6.192%, 11/15/42 (1) 20,600,000 20,903
McAfee, 7.375%, 2/15/30 (1)(3) 11,515,000 9,785
MidCap Financial, Acquisition Date: 12/22/25, Cost $6,100,
5.735%, 4/15/29 (1)(2) 6,100,000 6,171
Midcontinent Communications, 8.00%, 8/15/32 (1) 16,240,000 14,266
MPT Operating Partnership, 4.625%, 8/1/29 (3) 9,085,000 7,300
Navient, 5.50%, 3/15/29 (3) 7,675,000 7,366
Navient, 7.875%, 6/15/32 (3) 9,360,000 8,750
Navient, 9.375%, 10/15/31  5,135,000 5,115
Neptune Bidco U.S., 9.50%, 2/15/33 (1) 3,980,000 4,026
Neptune Bidco U.S., 10.375%, 5/15/31 (1) 6,190,000 6,413
NextEra Energy Capital Holdings, Series CC, VR, 6.625%,
10/1/66 (9) 11,135,000 11,304
OAK-Eagle Acquireco , 8.75%, 7/1/34 (1) 13,815,000 14,660
OneMain Finance, 6.75%, 9/15/33  11,275,000 11,167
Paradigm Parent & Paradigm Parent CO-Issuer, 8.75%,
4/17/32 (1) 6,912,000 6,277
QTS Fayetteville I DC1-2, 5.70%, 4/15/36 (1) 25,255,000 24,007
RD Michigan Property Owner I, 7.50%, 3/30/45 (1) 19,990,000 19,961
Rivian Holdings, 10.00%, 1/15/31 (1) 8,915,000 8,874
Rocket, 6.50%, 6/15/34 (1) 7,975,000 8,179
Sirius XM Radio, 5.875%, 4/15/32 (1) 18,355,000 18,119
UWM Holdings, 6.625%, 2/1/30 (1) 7,890,000 7,344
Whirlpool, 4.50%, 6/1/46  6,920,000 4,129
Whirlpool, 4.60%, 5/15/50  2,547,000 1,518
Wolfspeed , 13.875%, 6/23/30, (9.875% Cash or 4.00%
PIK) (1)(11) 5,923,525 6,575
WS Escrow, 7.75%, 6/1/33 (1) 3,680,000 3,776
432,971
Municipal Securities 2.7%
Port of Beaumont Navigation Dist., Jefferson Gulf Coast,
Series B, 10.00%, 7/1/26 (1) 10,720,000 10,720
Puerto Rico Commonwealth, GO, VR, 11/1/43 (14) 39,941,804 28,708
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  245,000 182
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  60,000 60
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  460,000 46
39,716
Non-U.S. Government Mortgage-Backed Securities 1.4%
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $4,022, 6.399%,
9/25/29 (2)(7) 4,022,061 4,033

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM,
1M TSFR + 2.964%, 6.589%, 11/15/34 (1) 120,000 1
BSREP Commercial Mortgage Trust, Series 2021-DC, Class
C, ARM, 1M TSFR + 1.664%, 5.29%, 8/15/38 (1) 1,052,368 942
BX Trust, Series 2026-CLS, Class C, ARM, 1M TSFR +
2.35%, 5.975%, 5/15/43 (1) 550,000 551
Commercial Mortgage Trust, Series 2022-HC, Class C,
3.376%, 1/10/39 (1) 725,000 699
EFMT, Series 2026-INV2, Class A2, CMO, STEP, 4.935%,
2/25/71 (1) 2,107,911 2,076
Extended Stay America Trust, Series 2025-ESH, Class D,
ARM, 1M TSFR + 2.60%, 6.225%, 10/15/42 (1) 2,971,266 2,990
LSTAR Commercial Mortgage Trust, Series 2017-5, Class D,
ARM, 4.825%, 3/10/50 (1) 220,000 183
NYMT Loan Trust, Series 2026-INV2, Class B1, CMO, ARM,
6.63%, 4/25/61 (1) 4,000,000 3,934
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM,
3.50%, 2/25/60 (1) 3,048,031 2,715
OBX Trust, Series 2020-EXP2, Class A8, CMO, ARM, 3.00%,
5/25/60 (1) 27,570 24
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM,
3.00%, 1/25/60 (1) 292,358 254
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3,
CMO, ARM, 3.285%, 5/28/50 (1) 115,000 102
TX Trust, Series 2024-HOU, Class D, ARM, 1M TSFR +
3.239%, 6.864%, 6/15/39 (1) 2,805,000 2,814
21,318
U.S. Government & Agency Mortgage-Backed
Securities 14.3%
Federal Home Loan Mortgage, CMO, IO
1.50%, 1/25/51  11,443,510 1,160
2.00%, 10/25/50  14,463,634 1,821
Federal National Mortgage Assn., CMO, IO
2.00%, 5/25/51 - 4/25/52  41,469,841 5,229
2.50%, 5/25/47  14,387,342 1,815
Federal National Mortgage Assn., UMBS, 5.00%, 4/1/56  1,976,890 1,943
Government National Mortgage Assn., CMO, IO
2.00%, 11/20/50 - 12/20/50  20,907,404 2,486
2.50%, 11/20/50 - 1/20/51  22,012,179 3,317
UMBS, TBA (15)
5.00%, 7/1/56  39,465,000 38,769

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
5.50%, 7/1/56  154,425,000 154,898
211,438
Total United States (Cost $1,127,655) 1,116,797
UZBEKISTAN 0.9%
Corporate Bonds 0.7%
Ipoteka -Bank ATIB, 17.50%, 10/9/28  37,630,000,000 3,268
Uzbek Industrial & Construction Bank, 21.00%, 7/24/27  79,790,000,000 6,981
10,249
Government Bonds 0.2%
Republic of Uzbekistan, 16.25%, 10/12/26  28,770,000,000 2,449
2,449
Total Uzbekistan (Cost $12,517) 12,698
VENEZUELA 0.6%
Government Bonds 0.6%
Republic of Venezuela, 7.75%, 10/13/19 (USD) (4)(5) 20,080,000 8,997
Total Venezuela (Cost $7,411) 8,997
SHORT-TERM INVESTMENTS 12.9%
Money Market Funds 3.3%
T. Rowe Price Government Reserve Fund, 3.69% (8)(16) 48,273,030 48,273
48,273
U.S. Treasury Obligations 9.6%
U.S. Treasury Bills, 3.629%, 7/9/26 (17) 47,500,000 47,462
U.S. Treasury Bills, 3.706%, 9/17/26 (17) 96,000,000 95,242
142,704
Total Short-Term Investments (Cost $190,971) 190,977

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 3.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 3.9%
Money Market Funds 3.9%
T. Rowe Price Treasury Reserve Fund, 3.66% (8)(16) 57,694,350 57,694
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 57,694
Total Securities Lending Collateral (Cost $57,694) 57,694
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX. NA.IG-S46,
5 Year Index,
6/20/31), Pay
1.00% Quarterly,
Receive upon
credit default,
7/15/26 @
0.60%* (5) 1 397,511 29
Bank of America
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX. NA.IG-S46,
5 Year Index,
6/20/31), Pay
1.00% Quarterly,
Receive upon
credit default,
7/15/26 @
0.65%* (5) 1 613,481 23

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest
Rate Swap,
1/12/29 Receive
Fixed 2.50%
Annually, Pay
Variable 3.63%
(SOFR) Annually,
1/8/27 @
2.50%* (5) 2 589,857 131
Barclays Bank
2 Year Interest
Rate Swap,
9/18/28 Receive
Fixed 3.80%
Annually, Pay
Variable 3.68%
(SOFR) Annually,
9/16/26 @
3.80%* (5) 1 148,700 228
Barclays Bank
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX.NA.HY-S46,
5 Year Index,
6/20/31), Pay
5.00% Quarterly,
Receive upon
credit default,
7/15/26 @
1.05%* (5) 1 264,891 142
Barclays Bank
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX.NA.HY-S46,
5 Year Index,
6/20/31), Pay
5.00% Quarterly,
Receive upon
credit default,
7/15/26 @
1.07%* (5) 1 70,888 46

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit
CDX.NA.HY-S46,
5 Year Index,
6/20/31), Pay
5.00% Quarterly,
Receive upon
credit default,
8/19/26 @
1.05%* (5) 1 141,150 283
Goldman Sachs
VanEck
Semiconductor
ETF, Put, 11/20/26
@ $490.00 (5) 194 12,724 415
JPMorgan Chase
Invesco QQQ
Trust Series I,
Put, 12/18/26 @
$400.00 (5) 1,149 84,612 213
JPMorgan Chase
NASDAQ 100
Stock Index,
Put, 8/21/26 @
$29,200.00 (5) 4 12,111 265
JPMorgan Chase
S&P 500 Index,
Put, 8/21/26 @
$7,300.00 (5) 52 38,997 447
Morgan Stanley
NASDAQ 100
Stock Index,
Put, 8/21/26 @
$28,300.00 (5) 5 15,138 228
Wells Fargo
NASDAQ 100
Stock Index,
Put, 7/17/26 @
$29,000.00 (5) 4 12,111 88

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo
State Street
Health Care
Select Sector
SPDR ETF,
Put, 7/17/26 @
$51.00 (5) 9,060 28,457 104
Total Options Purchased (Cost $9,486) 2,642
Total Investments in Securities
116.2% of Net Assets
(Cost $1,747,126) $ 1,721,587
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $689,413 and represents 46.5% of net assets.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $38,299 and represents 2.6% of net assets.
(3) See Note 4 . All or a portion of this security is on loan at June 30, 2026.
(4) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(5) Non-income producing
(6) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(7) See Note 2. Level 3 in fair value hierarchy.
(8) Affiliated Companies

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12) All or a portion of this loan is unsettled as of June 30, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(13) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at June 30, 2026, was $6,289 and was valued at $6,278 (0.4%
of net assets).
(14) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(15) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $193,667 and represents 13.1% of net assets.
(16) Seven-day yield
(17) At June 30, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M ADBB Six month AUD bank bill
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
12M EURIBOR Twelve month EURIBOR (Euro interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
ESTR Euro short-term rate
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
PRIME Prime rate
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
UZS Uzbekistani Som
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX. NA.IG-S46, 5 Year
Index, 6/20/31), Pay 1.00%
Quarterly, Receive upon
credit default, 7/15/26 @
0.75%* 2 1,010,992 (17)
Barclays Bank
2 Year Interest Rate Swap,
1/12/29 Receive Fixed
2.00% Annually, Pay
Variable 3.68% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 589,857 (55)
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S46, 5 Year
Index, 6/20/31), Pay 5.00%
Quarterly, Receive upon
credit default, 7/15/26 @
1.00%* 1 70,888 (1)
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S46, 5 Year
Index, 6/20/31), Pay 5.00%
Quarterly, Receive upon
credit default, 7/15/26 @
1.01%* 1 264,891 (15)
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S46, 5 Year
Index, 6/20/31), Pay 5.00%
Quarterly, Receive upon
credit default, 8/19/26 @
0.99%* 1 141,150 (71)
Morgan Stanley
NASDAQ 100 Stock Index,
Put, 8/21/26 @ $26,000.00 5 15,138 (87)
Total Options Written (Premiums $(2,217)) $ (246)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
SWAPS (1.4)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.4%
Credit Default Swaps, Protection Sold 0.8%
United States 0.8%
BNP Paribas, Protection Sold (Relevant
Credit: Markit CDX.NA.HY-S45, 5 Year
Index), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/30 60,691 11,045 11,727 (682)
Morgan Stanley, Protection
Sold (Relevant Credit: Markit CMBX.
NA.BBB-S17, 30 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/15/56 3,561 (537) (399) (138)
Morgan Stanley, Protection
Sold (Relevant Credit: Markit CMBX.
NA.BBB-S17, 30 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/15/56 — (1) (3) 2
Total United States 11,325 (818)
Total Bilateral Credit Default Swaps, Protection
Sold 11,325 (818)
Total Return Swaps (0.4)%
United States (0.4)%
Goldman Sachs, Receive Underlying
Reference: U.S. Alt Managers Index
Monthly, Pay Variable 4.474% (SOFR +
0.85%) Monthly, 1/18/28 13,278 (1,111) — (1,111)
JPMorgan Chase, Pay Underlying
Reference: Air France-KLM at Maturity,
Receive Variable 1.369% (EUR ESTR +
(0.60)%) at Maturity, 7/7/26 (EUR) 1,150 (76) (35) (41)
JPMorgan Chase, Pay Underlying
Reference: Allwyn Entertainment
Financing UK PLC at Maturity, Receive
Variable 1.369% (EUR ESTR + (0.60)%)
at Maturity, 7/7/26 (EUR) 941 (63) (11) (52)
JPMorgan Chase, Pay Underlying
Reference: Amber Finco PLC at Maturity,
Receive Variable 1.369% (EUR ESTR +
(0.60)%) at Maturity, 7/7/26 (EUR) 1,090 (40) (28) (12)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Banijay Gaming SAS at
Maturity, Receive Variable 1.369% (EUR
ESTR + (0.60)%) at Maturity, 7/7/26
(EUR) 1,054 (45) (18) (27)
JPMorgan Chase, Pay Underlying
Reference: Beach Acquisition Bidco LLC
at Maturity, Receive Variable 1.369%
(EUR ESTR + (0.60)%) at Maturity,
7/7/26 (EUR) 1,106 (108) (24) (84)
JPMorgan Chase, Pay Underlying
Reference: Belron UK Finance PLC at
Maturity, Receive Variable 1.369% (EUR
ESTR + (0.60)%) at Maturity, 7/7/26
(EUR) 1,112 (22) (4) (18)
JPMorgan
Chase, Pay Underlying
Reference: BNP Paribas at Maturity,
Receive Variable 3.031% (SOFR +
(0.60)%) at Maturity, 9/17/26 3,115 (17) (1) (16)
JPMorgan Chase, Pay Underlying
Reference: Carnival UK Ltd at Maturity,
Receive Variable 1.375% (EUR ESTR +
(0.60)%) at Maturity, 7/7/26 (EUR) 1,110 (83) (45) (38)
JPMorgan Chase, Pay Underlying
Reference: Celanese US Holdings LLC
at Maturity, Receive Variable 1.369%
(EUR ESTR + (0.60)%) at Maturity,
7/7/26 (EUR) 1,110 (31) (5) (26)
JPMorgan Chase, Pay Underlying
Reference: CMA CGM SA at Maturity,
Receive Variable 1.369% (EUR ESTR +
(0.60)%) at Maturity, 7/7/26 (EUR) 1,103 (85) (5) (80)
JPMorgan Chase, Pay Underlying
Reference: CPI Property Group SA at
Maturity, Receive Variable 1.369% (EUR
ESTR + (0.60)%) at Maturity, 7/7/26
(EUR) 1,079 (101) (53) (48)
JPMorgan Chase, Pay Underlying
Reference: Crown European Holdings
SACA at Maturity, Receive Variable
1.369% (EUR ESTR + (0.60)%) at
Maturity, 7/7/26 (EUR) 1,077 (38) (5) (33)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: DNB Bank at Maturity,
Receive Variable 3.131% (SOFR +
(0.50)%) at Maturity, 9/17/26 3,075 (115) (119) 4
JPMorgan Chase, Pay Underlying
Reference: Eutelsat Communications
SACA at Maturity, Receive Variable
1.369% (EUR ESTR + (0.60)%) at
Maturity, 7/7/26 (EUR) 1,111 (40) (15) (25)
JPMorgan Chase, Pay Underlying
Reference: Fibercop SpA at Maturity,
Receive Variable 1.369% (EUR ESTR +
(0.60)%) at Maturity, 7/7/26 (EUR) 1,111 (29) (15) (14)
JPMorgan Chase, Pay Underlying
Reference: Forvia SE at Maturity,
Receive Variable 1.369% (EUR ESTR +
(0.60)%) at Maturity, 7/7/26 (EUR) 745 (25) (13) (12)
JPMorgan Chase, Pay Underlying
Reference: Fressnapf Holding SE at
Maturity, Receive Variable 1.369% (EUR
ESTR + (0.60)%) at Maturity, 7/7/26
(EUR) 1,110 (60) (2) (58)
JPMorgan Chase, Pay Underlying
Reference: Grifols SA at Maturity,
Receive Variable 1.369% (EUR ESTR +
(0.60)%) at Maturity, 7/7/26 (EUR) 1,100 (16) (4) (12)
JPMorgan Chase, Pay Underlying
Reference: HSBC Holdings at Maturity,
Receive Variable 3.131% (SOFR +
(0.50)%) at Maturity, 9/17/26 3,073 (70) (65) (5)
JPMorgan Chase, Pay Underlying
Reference: Infrastrutture Wireless
Italiane SpA at Maturity, Receive
Variable 1.369% (EUR ESTR + (0.60)%)
at Maturity, 7/7/26 (EUR) 1,114 (56) (5) (51)
JPMorgan Chase, Pay Underlying
Reference: ING Groep at Maturity,
Receive Variable 3.131% (SOFR +
(0.50)%) at Maturity, 9/17/26 3,112 (32) (17) (15)
JPMorgan Chase, Pay Underlying
Reference: InPost SA at Maturity,
Receive Variable 1.369% (EUR ESTR +
(0.60)%) at Maturity, 7/7/26 (EUR) 1,110 (46) (6) (40)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: IQVIA Inc at Maturity,
Receive Variable 1.369% (EUR ESTR +
(0.60)%) at Maturity, 7/7/26 (EUR) 1,111 (16) 5 (21)
JPMorgan Chase, Pay Underlying
Reference: Iron Mountain at Maturity,
Receive Variable 1.369% (EUR ESTR +
(0.60)%) at Maturity, 7/7/26 (EUR) 1,020 (92) (20) (72)
JPMorgan Chase, Pay Underlying
Reference: Jaguar Land Rover
Automotive at Maturity, Receive Variable
1.369% (EUR ESTR + (0.60)%) at
Maturity, 7/7/26 (EUR) 1,110 (32) (18) (14)
JPMorgan Chase, Pay Underlying
Reference: Lottomatica Group Spa at
Maturity, Receive Variable 1.369% (EUR
ESTR + (0.60)%) at Maturity, 7/7/26
(EUR) 1,109 (20) (2) (18)
JPMorgan Chase, Pay Underlying
Reference: Mediobanca Banca di
Credito Finanziario SpA at Maturity,
Receive Variable 1.369% (EUR ESTR +
(0.60)%) at Maturity, 7/7/26 (EUR) 1,106 (20) (2) (18)
JPMorgan Chase, Pay Underlying
Reference: METRO AG at Maturity,
Receive Variable 1.369% (EUR ESTR +
(0.60)%) at Maturity, 7/7/26 (EUR) 1,083 (42) (12) (30)
JPMorgan Chase, Pay Underlying
Reference: Mundys SpA at Maturity,
Receive Variable 1.369% (EUR ESTR +
(0.60)%) at Maturity, 7/7/26 (EUR) 1,111 (27) (4) (23)
JPMorgan Chase, Pay Underlying
Reference: New Immo Holding SA at
Maturity, Receive Variable 1.369% (EUR
ESTR + (0.60)%) at Maturity, 7/7/26
(EUR) 1,101 (50) (12) (38)
JPMorgan Chase, Pay Underlying
Reference: Nissan Motor Co Ltd at
Maturity, Receive Variable 1.369% (EUR
ESTR + (0.60)%) at Maturity, 7/7/26
(EUR) 2,219 (191) (124) (67)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Nomad Foods Bondco PLC
at Maturity, Receive Variable 1.369%
(EUR ESTR + (0.60)%) at Maturity,
7/7/26 (EUR) 1,029 (35) (8) (27)
JPMorgan Chase, Pay Underlying
Reference: Nordea Bank at Maturity,
Receive Variable 3.131% (SOFR +
(0.50)%) at Maturity, 9/17/26 3,055 (20) (21) 1
JPMorgan Chase, Pay Underlying
Reference: Opmobility at Maturity,
Receive Variable 1.369% (EUR ESTR +
(0.60)%) at Maturity, 7/7/26 (EUR) 1,014 (24) (9) (15)
JPMorgan Chase, Pay Underlying
Reference: Organon & Co / Organon
Foreign Debt Co-Issuer BV at Maturity,
Receive Variable 1.369% (EUR ESTR +
(0.60)%) at Maturity, 7/7/26 (EUR) 1,110 (34) 1 (35)
JPMorgan Chase, Pay Underlying
Reference: OVH Groupe SA at Maturity,
Receive Variable 1.369% (EUR ESTR +
(0.60)%) at Maturity, 7/7/26 (EUR) 1,028 (58) (16) (42)
JPMorgan Chase, Pay Underlying
Reference: Schaeffler AG at Maturity,
Receive Variable 1.369% (EUR ESTR +
(0.60)%) at Maturity, 7/7/26 (EUR) 1,094 (79) (45) (34)
JPMorgan Chase, Pay Underlying
Reference: Silgan Holdings Inc at
Maturity, Receive Variable 1.369% (EUR
ESTR + (0.60)%) at Maturity, 7/7/26
(EUR) 1,109 (52) (14) (38)
JPMorgan Chase, Pay Underlying
Reference: SoftBank Group at Maturity,
Receive Variable 1.369% (EUR ESTR +
(0.60)%) at Maturity, 7/7/26 (EUR) 1,110 (64) (28) (36)
JPMorgan Chase, Pay Underlying
Reference: Telenet Finance Luxembourg
Notes Sarl at Maturity, Receive Variable
1.369% (EUR ESTR + (0.60)%) at
Maturity, 7/7/26 (EUR) 1,072 (40) (13) (27)
JPMorgan Chase, Pay Underlying
Reference: Teva Pharmaceutical
Finance Netherlands II BV at Maturity,
Receive Variable 1.375% (EUR ESTR +
(0.60)%) at Maturity, 7/7/26 (EUR) 1,071 (10) 1 (11)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: TUI AG at Maturity, Receive
Variable 1.369% (EUR ESTR + (0.60)%)
at Maturity, 7/7/26 (EUR) 1,110 (56) (13) (43)
JPMorgan Chase, Pay Underlying
Reference: UBS Group at Maturity,
Receive Variable 3.131% (SOFR +
(0.50)%) at Maturity, 9/17/26 3,136 (94) (91) (3)
JPMorgan Chase, Pay Underlying
Reference: VF at Maturity, Receive
Variable 1.369% (EUR ESTR + (0.60)%)
at Maturity, 7/7/26 (EUR) 1,060 (37) 4 (41)
JPMorgan Chase, Pay Underlying
Reference: Vmed O2 UK Financing
I PLC at Maturity, Receive Variable
1.369% (EUR ESTR + (0.60)%) at
Maturity, 7/7/26 (EUR) 1,083 46 (7) 53
JPMorgan Chase, Pay Underlying
Reference: Whirlpool EMEA Finance
Sarl at Maturity, Receive Variable
1.369% (EUR ESTR + (0.60)%) at
Maturity, 7/7/26 (EUR) 980 (15) 2 (17)
JPMorgan Chase, Pay Underlying
Reference: Zegona Finance PLC at
Maturity, Receive Variable 1.375% (EUR
ESTR + (0.60)%) at Maturity, 7/7/26
(EUR) 1,111 (33) (29) (4)
JPMorgan Chase, Pay Underlying
Reference: ZF Europe Finance BV at
Maturity, Receive Variable 1.369% (EUR
ESTR + (0.60)%) at Maturity, 7/7/26
(EUR) 1,069 (55) (17) (38)
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.088% (SOFR +
0.48%) at Maturity, 8/12/26 3,512 70 75 (5)
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.088% (SOFR + 0.48%) at
Maturity, 8/12/26 4,350 76 81 (5)
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.088% (SOFR + 0.48%) at
Maturity, 8/12/26 1,159 15 14 1

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.088% (SOFR
+ 0.48%) at Maturity, 8/12/26 1,256 21 16 5
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable
4.088% (SOFR + 0.48%) at Maturity,
8/12/26 1,146 10 14 (4)
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.088%
(SOFR + 0.48%) at Maturity, 8/12/26 1,624 20 27 (7)
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.088% (SOFR + 0.48%) at
Maturity, 8/12/26 8,685 189 146 43
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.088% (SOFR +
0.48%) at Maturity, 8/12/26 8,639 119 107 12
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.088% (SOFR +
0.48%) at Maturity, 8/12/26 1,127 20 18 2
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.088%
(SOFR + 0.48%) at Maturity, 8/12/26 1,746 62 52 10
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.088% (SOFR + 0.48%) at
Maturity, 8/12/26 1,547 (3) (5) 2
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.088%
(SOFR + 0.48%) at Maturity, 8/12/26 1,637 (4) 1 (5)
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable
3.624% (SOFR + 0.00%) Quarterly,
9/20/26 61,174 (1,163) — (1,163)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Receive Variable 3.624% (SOFR +
0.00%) Quarterly, 9/20/26 28,158 26 — 26
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Receive Variable 3.624% (SOFR +
0.00%) Quarterly, 12/20/26 32,430 (325) — (325)
Total United States (441) (3,885)
Total Bilateral Total Return Swaps (441) (3,885)
Total Bilateral Swaps 10,884 (4,703)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (1.8)%
Credit Default Swaps, Protection Bought (2.0)%
Canada (0.0)%
Protection Bought (Relevant Credit:
Canadian Natural Resources), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/31 (USD) 12,434 (266) (245) (21)
Total Canada (21)
United States (2.0)%
Protection Bought (Relevant Credit:
Ally Financial), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/30 11,120 (1,711) (1,552) (159)
Protection Bought (Relevant Credit:
Bristol-Myers Squibb), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/31 24,308 (752) (684) (68)
Protection Bought (Relevant Credit:
Capital One Financial), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/30 12,290 (189) (124) (65)
Protection Bought (Relevant Credit:
Devon Energy), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/31 12,421 (240) (194) (46)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Halliburton), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/31 12,434 (280) (233) (47)
Protection Bought (Relevant Credit:
Lamb Weston Holdings), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/29 21,104 (118) 170 (288)
Protection Bought (Relevant Credit:
Macy's), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/31 1,679 44 87 (43)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S40, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/28 104,273 (6,105) (3,020) (3,085)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S46, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/31 215,682 (17,685) (16,384) (1,301)
Protection Bought (Relevant Credit:
MGM Resorts International), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/31 11,030 (1,337) (1,317) (20)
Protection Bought (Relevant Credit:
OneMain Finance), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/30 1,794 (207) (182) (25)
Protection Bought (Relevant Credit:
Pfizer), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/31 24,309 (748) (679) (69)
Protection Bought (Relevant Credit:
Sealed Air), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/31 10,558 519 1,028 (509)
Protection Bought (Relevant Credit:
Valero Energy), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/31 12,434 (300) (250) (50)
Total United States (5,775)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (5,796)
Credit Default Swaps, Protection Sold 0.2%
United States 0.2%
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/26 * 4,991 107 250 (143)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/27 * 2,826 113 115 (2)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S44, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/30 68,745 5,838 4,144 1,694
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/31 * 60,171 (1,796) (1,765) (31)
Protection Sold (Relevant Credit:
Whirlpool, B2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/31 * 14,800 (2,099) (1,436) (663)
Total United States 855
Total Centrally Cleared Credit Default Swaps,
Protection Sold 855
Interest Rate Swaps (0.0)%
Australia 0.0%
5 Year Interest Rate Swap, Receive
Fixed 4.738% Semi-Annually, Pay
Variable 4.840% (6M ADBB) Semi-
Annually, 6/11/31 266,971 720 — 720
30 Year Interest Rate Swap, Pay Fixed
5.060% Semi-Annually, Receive Variable
4.840% (6M ADBB) Semi-Annually,
6/11/56 68,649 (671) — (671)
Total Australia 49
Foreign/Europe (0.0)%
5 Year Interest Rate Swap, Receive
Fixed 2.776% Annually, Pay Variable
2.638% (6M EURIBOR) Semi-Annually,
6/25/31 156,992 289 — 289
5 Year Interest Rate Swap, Receive
Fixed 2.810% Annually, Pay Variable
2.631% (6M EURIBOR) Semi-Annually,
6/24/31 156,829 578 — 578
30 Year Interest Rate Swap, Pay Fixed
3.140% Annually, Receive Variable
2.638% (6M EURIBOR) Semi-Annually,
6/25/56 34,067 (464) — (464)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
3.170% Annually, Receive Variable
2.631% (6M EURIBOR) Semi-Annually,
6/24/56 34,093 (694) — (694)
Total Foreign/Europe (291)
United Kingdom 0.0%
5 Year Interest Rate Swap, Receive
Fixed 4.071% Annually, Pay Variable
3.732% (GBP SONIA) Annually, 6/30/31 126,666 2 — 2
5 Year Interest Rate Swap, Receive
Fixed 4.163% Annually, Pay Variable
3.731% (GBP SONIA) Annually, 6/19/31 126,566 705 — 705
30 Year Interest Rate Swap, Pay Fixed
4.775% Annually, Receive Variable
3.732% (GBP SONIA) Annually, 6/30/56 35,215 (1) — (1)
30 Year Interest Rate Swap, Pay Fixed
4.841% Annually, Receive Variable
3.731% (GBP SONIA) Annually, 6/19/56 35,385 (475) — (475)
Total United Kingdom 231
Total Centrally Cleared Interest Rate Swaps (11)
Total Centrally Cleared Swaps (4,952)
Net payments (receipts) of variation margin to date 4,946
Variation margin receivable (payable) on centrally cleared swaps $ (6)
* Credit ratings as of June 30, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(444).

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/24/26 AUD 44,565 USD 31,999 $ (1,159)
Bank of America 7/24/26 CAD 79,885 USD 57,046 (657)
Barclays Bank 8/21/26 GBP 44,470 USD 58,946 40
BNP Paribas 7/24/26 JPY 4,155,195 USD 26,723 (1,118)
BNP Paribas 7/24/26 USD 29,829 CAD 41,650 429
BNP Paribas 8/21/26 GBP 34,498 USD 46,408 (650)
BNP Paribas 8/21/26 USD 14,885 EUR 12,825 199
Citibank 7/24/26 USD 66,304 AUD 93,050 1,910
Citibank 9/25/26 USD 14,219 AUD 20,145 293
Deutsche Bank 7/24/26 USD 27,977 AUD 39,320 766
Deutsche Bank 7/24/26 USD 28,081 JPY 4,432,515 767
Deutsche Bank 8/21/26 EUR 22,715 USD 26,056 (46)
Deutsche Bank 8/21/26 USD 10,706 EUR 9,230 137
Deutsche Bank 8/21/26 USD 92,550 GBP 69,375 529
Goldman Sachs 7/24/26 USD 29,716 NOK 287,775 653
Goldman Sachs 8/7/26 CLP 13,732,150 USD 14,963 (59)
HSBC Bank 7/24/26 JPY 10,763,295 USD 68,153 (1,827)
HSBC Bank 7/24/26 USD 13,946 AUD 19,435 496
HSBC Bank 7/24/26 USD 52,326 JPY 8,220,310 1,670
HSBC Bank 8/21/26 USD 17,388 EUR 14,879 351
JPMorgan Chase 8/21/26 EUR 37,773 USD 44,045 (792)
NatWest Bank 8/21/26 USD 7,249 EUR 6,326 6
RBC Dominion
Securities 7/24/26 CAD 36,045 USD 26,563 (1,120)
RBC Dominion
Securities 7/24/26 USD 26,341 CAD 36,050 895
RBC Dominion
Securities 8/21/26 USD 15,428 GBP 11,635 (5)
RBC Dominion
Securities 9/25/26 USD 45,035 AUD 63,845 900
Standard Chartered 7/24/26 AUD 58,755 USD 41,933 (1,272)
State Street 7/24/26 AUD 85,535 USD 61,281 (2,087)
State Street 8/21/26 USD 15,849 EUR 13,629 243
State Street 8/21/26 USD 14,620 GBP 11,070 (63)
Toronto-Dominion Bank 7/24/26 USD 19,073 CAD 26,498 369
Toronto-Dominion Bank 8/21/26 USD 11,853 EUR 10,144 237
UBS Investment Bank 7/24/26 USD 26,847 AUD 37,050 1,207
UBS Investment Bank 8/21/26 GBP 12,653 USD 16,902 (118)
Wells Fargo 7/24/26 USD 28,256 CAD 38,740 910
Wells Fargo 7/24/26 USD 14,313 JPY 2,265,665 352

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Wells Fargo 8/21/26 USD 15,864 EUR 13,600 $ 291
Wells Fargo 8/21/26 USD 14,305 GBP 10,675 145
Net unrealized gain (loss) on open forward
currency exchange contracts $ 2,822

T. ROWE PRICE Dynamic Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1,669 Ultra U.S. Treasury Notes ten year
contracts 9/26 187,710 $ (185)
Long, 5,949 Three Month SOFR Futures Contract 6/27 1,426,570 360
Net payments (receipts) of variation margin to date (846)
Variation margin receivable (payable) on open futures contracts $ (671)

T. ROWE PRICE Dynamic Credit Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
iQIYI , 4.625%, 3/15/30  $ — $ (57) $ 57
Sasol Financing USA, 4.50%, 11/8/27  883 46 297
Sasol Financing USA, 5.50%, 3/18/31  — 183 65
T. Rowe Price Government Reserve Fund,
3.69% — — 1,900
T. Rowe Price Treasury Reserve Fund, 3.66% — — —++
Totals $ 883# $ 172 $ 2,319+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
iQIYI , 4.625%, 3/15/30  $ — $ 6,615 $ — $ 6,558
Sasol Financing USA, 4.50%,
11/8/27  15,640 — 9,642 6,044
Sasol Financing USA, 5.50%,
3/18/31  — 3,541 — 3,724
T. Rowe Price Government
Reserve Fund, 3.69% 22,117  ¤  ¤ 48,273
T. Rowe Price Treasury
Reserve Fund, 3.66% 47,228  ¤  ¤ 57,694
Total $ 122,293^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $2,319 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $121,910.

T. ROWE PRICE Dynamic Credit Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,747,126) $ 1,721,587
Interest and dividends receivable 17,814
Unrealized gain on forward currency exchange contracts 13,795
Bilateral swap premiums paid 12,291
Receivable for investment securities sold 10,980
Cash 2,372
Foreign currency (cost $1,244) 1,248
Due from affiliates 492
Receivable for shares sold 166
Unrealized gain on bilateral swaps 161
Other assets 69
Total assets 1,780,975
Liabilities
Payable for investment securities purchased 213,331
Obligation to return securities lending collateral 57,694
Unrealized loss on forward currency exchange contracts 10,973
Unrealized loss on bilateral swaps 4,864
Bilateral swap premiums received 1,407
Payable for shares redeemed 992
Variation margin payable on futures contracts 671
Investment management fees payable 599
Options written (premiums $2,217) 246
Variation margin payable on centrally cleared swaps 6
Payable to directors 1
Other liabilities 8,752
Total liabilities 299,536
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 1,481,439

T. ROWE PRICE Dynamic Credit Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (50,409)
Paid-in capital applicable to 173,642,019 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 1,531,848
NET ASSETS $ 1,481,439
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $101,260; Shares outstanding: 11,851,857) $ 8.54
I Class
(Net assets: $247,770; Shares outstanding: 29,047,340) $ 8.53
Z Class
(Net assets: $1,132,409; Shares outstanding:
132,742,822) $ 8.53

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $65) $ 49,990
Dividend 2,322
Securities lending 279
Total income 52,591
Expenses
Investment management 3,174
Shareholder servicing
Investor Class $ 91
I Class 11 102
Prospectus and shareholder reports
Investor Class 3
I Class 1
Z Class 2 6
Custody and accounting 139
Registration 49
Legal and audit 48
Directors 2
Miscellaneous 13
Waived / paid by Price Associates (2,878)
Total expenses 655
Net investment income 51,936

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 5,653
Futures (9,074)
Swaps (15,115)
Options written 1,180
Forward currency exchange contracts (3,648)
Foreign currency transactions (566)
Net realized loss (21,570)
Change in net unrealized gain / loss
Securities (20,745)
Futures (412)
Swaps (4,221)
Options written 1,687
Forward currency exchange contracts 1,714
Other assets and liabilities denominated in foreign currencies 91
Change in net unrealized gain / loss (21,886)
Net realized and unrealized gain / loss (43,456)
INCREASE IN NET ASSETS FROM OPERATIONS $ 8,480

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 51,936 $ 91,580
Net realized loss (21,570) (10,762)
Change in net unrealized gain / loss (21,886) (258)
Increase in net assets from operations 8,480 80,560
Distributions to shareholders
Net earnings
Investor Class (3,460) (3,998)
I Class (3,982) (6,231)
Z Class (40,492) (79,314)
Decrease in net assets from distributions (47,934) (89,543)
Capital share transactions
*
Shares sold
Investor Class 45,205 106,362
I Class 200,307 170,004
Z Class 161,407 77,611
Distributions reinvested
Investor Class 3,398 3,888
I Class 2,866 6,074
Z Class 40,372 79,173
Shares redeemed
Investor Class (27,455) (51,008)
I Class (38,491) (120,392)
Z Class (44,292) (101,042)
Increase in net assets from capital share
transactions 343,317 170,670

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase during period 303,863 161,687
Beginning of period 1,177,576 1,015,889
End of period $ 1,481,439 $ 1,177,576
*Share information (000s)
Shares sold
Investor Class 5,165 11,989
I Class 23,281 19,148
Z Class 18,591 8,746
Distributions reinvested
Investor Class 391 438
I Class 330 685
Z Class 4,658 8,936
Shares redeemed
Investor Class (3,153) (5,753)
I Class (4,433) (13,624)
Z Class (5,100) (11,405)
Increase in shares outstanding 39,730 19,160

T. ROWE PRICE Dynamic Credit Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Dynamic Credit Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks total
return
through a combination of income
and capital appreciation. The fund has three classes of shares: the Dynamic
Credit Fund (Investor Class), the Dynamic Credit Fund–I Class (I Class) and
the Dynamic Credit Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and

T. ROWE PRICE Dynamic Credit Fund

capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Dynamic Credit Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Dynamic Credit Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated

T. ROWE PRICE Dynamic Credit Fund

in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Dynamic Credit Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 353,249 $ — $ 353,249
Asset-Backed Securities — 141,335 3,468 144,803
Bank Loans — 241,801 16,020 257,821
Common Stocks 18,206 19 — 18,225
Convertible Preferred Stocks 8,771 — 14,037 22,808
Corporate Bonds — 641,546 4,540 646,086
Non-U.S. Government
Mortgage-Backed Securities — 17,285 4,033 21,318
Private Investment Company
2
— — — 5,964
Short-Term Investments 48,273 142,704 — 190,977
Securities Lending Collateral 57,694 — — 57,694
Options Purchased — 2,642 — 2,642
Total Securities 132,944 1,540,581 42,098 1,721,587
Swaps* — 15,707 — 15,707
Forward Currency Exchange
Contracts — 13,795 — 13,795
Futures Contracts* 360 — — 360
Total $ 133,304 $ 1,570,083 $ 42,098 $ 1,751,449
Liabilities
Options Written $ — $ 246 $ — $ 246
Swaps* — 14,478 — 14,478
Forward Currency Exchange
Contracts — 10,973 — 10,973
Futures Contracts* 185 — — 185
Total $ 185 $ 25,697 $ — $ 25,882
1
Includes Convertible Bonds, Government Bonds, Municipal Securities and U.S.
Government & Agency Mortgage-Backed Securities.

T. ROWE PRICE Dynamic Credit Fund

2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Dynamic Credit Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2026, totaled $(901,000) for the six months ended June 30, 2026.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses
($000s)
Beginning
Balance
12/31/25
Gain (Loss)
During Period
Total
Purchases
Total
Sales
Ending
Balance
6/30/26
Investment in
Securities
Asset-Backed
Securities $ 3,805 $ (616) $ 4,500 $ (4,221) $ 3,468
Bank Loans 14,261 36 2,945 (1,222) 16,020
Convertible
Preferred
Stocks 14,037 (14) 14 — 14,037
Corporate
Bonds 14,463 723 4,512 (15,158) 4,540
Non-U.S.
Government
Mortgage-
Backed
Securities 4,315 (10) — (272) 4,033
Total $ 50,881 $ 119 $ 11,971 $ (20,873) $ 42,098

T. ROWE PRICE Dynamic Credit Fund

include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Dynamic Credit Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ $ 3,013
Foreign exchange derivatives Forwards 13,795
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Securities^ 13,936
Equity derivatives Securities^ 1,760
^
,*
Total $ 32,504
^
,*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures,
Options Written $ 2,545
Foreign exchange derivatives Forwards 10,973
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Options
Written 11,166
Equity derivatives Bilateral Swaps and Premiums, Options
Written 1,198
Total $ 25,882
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Dynamic Credit Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ (592) $ — $ (9,074) $ — $ (5,621) $ (15,287)
Foreign
exchange
derivatives — — — (3,648) — (3,648)
Credit
derivatives (1,196) 1,180 — — (7,237) (7,253)
Equity
derivatives 2,354 — — — (2,257) 97
Total $ 566 $ 1,180 $ (9,074) $ (3,648) $ (15,115) $ (26,091)
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ (663) $ 308 $ (412) $ — $ (688) $ (1,455)
Foreign
exchange
derivatives — — — 1,714 — 1,714
Credit
derivatives (3,805) 1,216 — — (2,187) (4,776)
Equity
derivatives 191 163 — — (1,346) (992)
Total $ (4,277) $ 1,687 $ (412) $ 1,714 $ (4,221) $ (5,509)
^ Options purchased are reported as securities.

T. ROWE PRICE Dynamic Credit Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.

T. ROWE PRICE Dynamic Credit Fund

Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, securities valued at $77,666,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE Dynamic Credit Fund

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 52 $ (1,833) $ (1,781) $ 1,831 $ 50
Barclays Bank 870 (142) 728 (857) —
BNP Paribas 11,673 (1,768) 9,905 (10,280) —
Citibank 2,203 — 2,203 (2,568) —
Deutsche Bank 2,199 (46) 2,153 (2,460) —
Goldman Sachs 1,068 (1,170) (102) 242 140
HSBC Bank 2,517 (1,827) 690 (953) —
JPMorgan Chase 1,573 (3,193) (1,620) 1,368 —
Morgan Stanley 254 (2,113) (1,859) 2,801 942
NatWest Bank 6 — 6 — 6
RBC Dominion
Securities 1,795 (1,125) 670 (759) —
Standard Chartered — (1,272) (1,272) 1,256 —
State Street 243 (2,150) (1,907) 2,033 126
Toronto-Dominion
Bank 606 — 606 (690) —
UBS Investment
Bank 1,207 (118) 1,089 (1,067) 22
Wells Fargo 1,890 — 1,890 (2,190) —
Total $ 28,156 $ (16,757)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Dynamic Credit Fund

contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 10% and 24% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and

T. ROWE PRICE Dynamic Credit Fund

imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 9% and 20% of net assets.
Options   The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-
traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received

T. ROWE PRICE Dynamic Credit Fund

by the fund. During the six months ended June 30, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 173% and 306% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Dynamic Credit Fund

Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of June 30, 2026, the notional amount of protection sold by the fund totaled $215,786,000 (14.6% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 136%
and 143% of net assets.

T. ROWE PRICE Dynamic Credit Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE Dynamic Credit Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of June 30, 2026, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.

T. ROWE PRICE Dynamic Credit Fund

Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security

T. ROWE PRICE Dynamic Credit Fund

at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $55,555,000; the aggregate value of collateral was $57,869,000 and consisted of cash collateral and related investments of $57,694,000 and
U.S. government securities of $175,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and U.S. government securities aggregated $780,501,000 and $566,164,000, respectively, for the six months ended June 30, 2026. Purchases and sales of U.S. government securities aggregated $225,614,000 and $48,481,000, respectively, for the six months ended June 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and

T. ROWE PRICE Dynamic Credit Fund

character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $1,733,524,000. Net unrealized loss aggregated $30,258,000 at period-end, of which $43,801,000 related to appreciated investments and $74,059,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.22%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in

T. ROWE PRICE Dynamic Credit Fund

excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and

T. ROWE PRICE Dynamic Credit Fund

expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $234,000 remain subject to repayment by the fund at June 30, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $65,000 for
Price Associates and $36,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2026, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.63% 0.05% 0.00%
Expense limitation date 02/28/29 02/28/29 N/A
(Waived)/repaid during the period ($000s) $(49) $(3) $(2,826)

T. ROWE PRICE Dynamic Credit Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 15,267,403 shares of the I Class, representing 53% of the
I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index

T. ROWE PRICE Dynamic Credit Fund

and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Dynamic Credit Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management

T. ROWE PRICE Dynamic Credit Fund

of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Dynamic Credit Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or the
Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Dynamic Credit Fund

Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe). The information provided to the Board for the fund’s I
Class indicated that the contractual management fee ranked in the first quintile
(Expense Group), the actual management fee rate ranked in the second quintile
(Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Dynamic Credit Fund

The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1175-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026